Consolidated Schedule of Investments(a)
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
July 31, 2026
(Unaudited)

	Shares	Value
Money Market Funds-94.53%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(b)(c)	250,755,434	$250,755,434
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.87%(b)(c)	37,434,657	37,434,657
TOTAL INVESTMENTS IN SECURITIES-94.53% (Cost $288,190,091)		288,190,091
OTHER ASSETS LESS LIABILITIES-5.47%		16,689,126
NET ASSETS-100.00%		$304,879,217

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$50,128,433	$480,295,120	$(279,668,119)	$-	$-	$250,755,434	$4,431,080
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	8,814,530	200,828,428	(172,208,301)	-	-	37,434,657	868,409
Total	$58,942,963	$681,123,548	$(451,876,420)	$-	$-	$288,190,091	$5,299,489

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	120	January-2027	$19,315,500	$(1,625,739)	$(1,625,739)
Cocoa	241	December-2026	13,341,760	3,597,753	3,597,753
Coffee ’C’	98	September-2026	12,204,675	2,366,218	2,366,218
Corn	1,986	September-2026	43,766,475	(2,881,066)	(2,881,066)
Cotton No. 2	505	December-2026	20,651,975	(327,289)	(327,289)
KC Wheat	476	July-2027	17,534,650	1,425,684	1,425,684
Lean Hogs	592	October-2026	20,092,480	(499,779)	(499,779)
Lean Hogs	357	December-2026	10,806,390	(480,038)	(480,038)
Live Cattle	440	October-2026	39,996,000	(1,110,881)	(1,110,881)
Soybean	688	November-2026	40,850,000	350,968	350,968
Soybean Meal	350	December-2026	11,242,000	486,788	486,788
Soybean Oil	505	December-2026	20,270,700	(579,654)	(579,654)
Sugar No. 11	909	July-2027	15,617,347	(80,442)	(80,442)
Wheat	619	July-2027	21,022,788	985,118	985,118
Total Futures Contracts				$1,627,641	$1,627,641
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
July 31, 2026
(Unaudited)

	Shares	Value
Money Market Funds-91.81%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(b)(c)	5,736,610	$5,736,610
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.87%(b)(c)	749,892	749,892
TOTAL INVESTMENTS IN SECURITIES-91.81% (Cost $6,486,502)		6,486,502
OTHER ASSETS LESS LIABILITIES-8.19%		578,843
NET ASSETS-100.00%		$7,065,345

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$6,074,508	$18,205,442	$(18,543,340)	$-	$-	$5,736,610	$159,052
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	1,101,584	12,632,450	(12,984,142)	-	-	749,892	27,349
Total	$7,176,092	$30,837,892	$(31,527,482)	$-	$-	$6,486,502	$186,401

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	14	December-2026	$723,777	$(119,541)	$(119,541)
Lithium Hydroxide Fastmarkets	5	October-2026	90,250	(14,587)	(14,587)
Lithium Hydroxide Fastmarkets	5	November-2026	90,500	(14,337)	(14,337)
Lithium Hydroxide Fastmarkets	5	December-2026	90,750	(14,087)	(14,087)
LME Copper	6	September-2026	2,074,669	28,794	28,794
LME Nickel	17	September-2026	1,751,483	(176,738)	(176,738)
LME Primary Aluminum	23	September-2026	1,833,336	(191,236)	(191,236)
SGX Iron Ore 62%	32	September-2026	306,816	(34,433)	(34,433)
Total Futures Contracts				$(536,165)	$(536,165)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
July 31, 2026
(Unaudited)

	Shares	Value
Money Market Funds-90.20%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(b)(c)	5,004,602,489	$5,004,602,489
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.87%(b)(c)	763,813,814	763,813,814
TOTAL INVESTMENTS IN SECURITIES-90.20% (Cost $5,768,416,303)		5,768,416,303
OTHER ASSETS LESS LIABILITIES-9.80%		626,832,759
NET ASSETS-100.00%		$6,395,249,062

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$3,725,801,711	$3,553,157,857	$(2,274,357,079)	$-	$-	$5,004,602,489	$119,086,616
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	524,348,883	4,936,130,013	(4,696,665,082)	-	-	763,813,814	21,639,886
Total	$4,250,150,594	$8,489,287,870	$(6,971,022,161)	$-	$-	$5,768,416,303	$140,726,502

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,458	October-2026	$216,131,940	$11,265,018	$11,265,018
CME Feeder Cattle	166	January-2027	26,719,775	(1,166,511)	(1,166,511)
Cocoa	329	December-2026	18,213,440	1,859,650	1,859,650
Copper	301	December-2026	49,364,000	426,412	426,412
Corn	5,497	September-2026	121,140,138	(3,029,704)	(3,029,704)
Cotton No. 2	1,384	December-2026	56,598,680	553,473	553,473
Gasoline RBOB	933	December-2026	99,932,137	8,568,195	8,568,195
Gold	391	December-2026	160,583,700	(7,941,311)	(7,941,311)
KC Wheat	683	July-2027	25,160,013	668,521	668,521
Lean Hogs	1,449	December-2026	43,861,230	(2,493,700)	(2,493,700)
Live Cattle	285	October-2026	25,906,500	326,190	326,190
LME Copper	146	December-2026	50,281,561	1,160,858	1,160,858
LME Lead	161	March-2027	7,793,567	(25,784)	(25,784)
LME Nickel	224	September-2026	23,078,362	(851,803)	(851,803)
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2026
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
LME Primary Aluminum	724	December-2026	$57,544,063	$1,275,439	$1,275,439
LME Zinc	196	March-2027	17,690,862	473,061	473,061
Low Sulphur Gasoil	1,657	December-2026	170,546,725	21,201,891	21,201,891
Natural Gas	1,511	April-2027	42,791,520	(1,196,410)	(1,196,410)
New York Harbor Ultra-Low Sulfur Diesel	663	June-2027	86,183,370	1,506,094	1,506,094
Platinum	146	October-2026	12,108,510	(309,852)	(309,852)
Silver	122	December-2026	35,641,080	(2,283,985)	(2,283,985)
Soybean	966	November-2026	57,356,250	119,356	119,356
Soybean Oil	711	December-2026	28,539,540	(1,512,759)	(1,512,759)
Sugar No. 11	1,265	July-2027	21,733,712	(2,059,583)	(2,059,583)
Wheat	885	July-2027	30,056,813	160,119	160,119
WTI Crude Oil	3,067	September-2026	259,682,890	14,342,296	14,342,296
Subtotal—Long Futures Contracts				41,035,171	41,035,171
Short Futures Contracts
Commodity Risk
Coffee ’C’	111	September-2026	(13,823,663)	(3,154,583)	(3,154,583)
Soybean Meal	372	December-2026	(11,948,640)	(608,159)	(608,159)
Subtotal—Short Futures Contracts				(3,762,742)	(3,762,742)
Total Futures Contracts				$37,272,429	$37,272,429

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive(a)	Reference Entity(b)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
BNP Paribas	Receive	BNP Enhanced OPY Basket BCKTOPY1	0.20%	Monthly	August-2026	$400,000,000	$—	$41,840,217	$41,840,217
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21	Monthly	August-2026	600,000,000	—	62,664,660	62,664,660
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	August-2026	850,000,000	—	88,914,849	88,914,849
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	August-2026	600,000,000	—	62,671,373	62,671,373
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	August-2026	600,000,000	—	62,669,351	62,669,351
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	August-2026	600,000,000	—	62,750,702	62,750,702
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	August-2026	600,000,000	—	62,671,719	62,671,719
Total - Total Return Swap Agreements							$—	$444,182,871	$444,182,871

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2026
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Enhanced OPY Basket BCKTOPY1
	Long Futures Contracts
	Brent Crude Oil	15.89%
	WTI Crude Oil	15.02
	Gold	9.15
	Gas Oil	8.50
	Heating Oil	4.95
	RBOB Gasoline	4.03
	Live Cattle	3.45
	Soybean	3.36
	Corn	3.34
	Aluminium	3.33
	LME Copper	2.94
	Copper	2.84
	Lean Hogs	2.52
	Natural Gas	2.51
	Silver	2.03
	Wheat	1.72
	Soybean Oil	1.67
	CME Feeder Cattle	1.62
	Cotton No. 2	1.45
	KC Wheat	1.43
	Nickel	1.36
	Sugar	1.29
	Soybean Meal	1.17
	Coffee ’C’	1.17
	Cocoa	1.11
	Zinc	1.03
	Platinum	0.67
	Lead	0.45
	Total	100.00%
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Brent Crude Oil	15.92%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	WTI Crude Oil	15.05
	Gold	9.25
	Gas Oil	8.41
	Heating Oil	4.97
	RBOB Gasoline	4.02
	Live Cattle	3.41
	Soybean	3.36
	Aluminium	3.35
	Corn	3.34
	Copper Grade A	2.94
	Comex Copper	2.83
	Lean Hogs	2.54
	Natural Gas	2.50
	Silver	2.05
	Wheat	1.72
	Soybean Oil	1.67
	CME Feeder Cattle	1.60
	KC Wheat	1.44
	Cotton No. 2	1.44
	Nickel	1.35
	Sugar	1.28
	Soybean Meal	1.17
	Coffee ’C’	1.13
	Cocoa	1.10
	Zinc	1.03
	Platinum	0.68
	Lead	0.45
	Total	100.00%
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	Brent Crude Oil	15.89%
	WTI Crude Oil	15.02
	Gold	9.15
	Gas Oil	8.50
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Heating Oil	4.95
	RBOB Gasoline	4.03
	Live Cattle	3.45
	Soybean	3.36
	Corn	3.34
	Aluminium	3.33
	Copper	2.94
	Copper HG	2.84
	Lean Hogs	2.52
	Natural Gas	2.51
	Silver	2.03
	Wheat	1.72
	Soybean Oil	1.67
	CME Feeder Cattle	1.62
	Cotton No. 2	1.45
	KC Wheat	1.43
	Nickel	1.36
	Sugar	1.29
	Coffee ’C’	1.17
	Soybean Meal	1.17
	Cocoa	1.11
	Zinc	1.03
	Platinum	0.67
	Lead	0.45
	Total	100.00%
JPMorgan Excess Return JMCUINVE Index
	Long Futures Contracts
	Brent Crude Oil	15.92%
	WTI Crude Oil	15.05
	Gold	9.25
	Gas Oil	8.41
	Heating Oil	4.97
	RBOB Gasoline	4.02
	CME Feeder Cattle	3.41
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Soybean	3.36
	Aluminium	3.35
	Corn	3.34
	Copper LME	2.94
	Copper CMX	2.83
	Lean Hogs	2.54
	Natural Gas	2.50
	Silver	2.05
	Wheat	1.72
	Soybean Oil	1.67
	CME Feeder Cattle	1.60
	KC Wheat	1.44
	Cotton No. 2	1.44
	Nickel	1.35
	Sugar	1.28
	Soybean Meal	1.17
	Coffee ’C’	1.13
	Cocoa	1.10
	Zinc	1.03
	Platinum	0.68
	Lead	0.45
	Total	100.00%
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Brent Crude Oil	15.92%
	WTI Crude Oil	15.05
	Gold	9.25
	Gas Oil	8.41
	Heating Oil	4.97
	RBOB Gasoline	4.02
	CME Feeder Cattle	3.42
	Soybean	3.36
	Aluminium	3.35
	Corn	3.34
	Copper Grade A	2.94
	Comex High Grade Copper	2.83
	Lean Hogs	2.54
	Natural Gas	2.50
	Silver	2.05
	Wheat	1.72
	Soybean Oil	1.67
	CME Feeder Cattle	1.59
	KC Wheat	1.44
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Cotton No. 2	1.44
	Nickel	1.35
	Sugar	1.28
	Soybean Meal	1.17
	Coffee ’C’	1.13
	Cocoa	1.10
	Zinc	1.03
	Platinum	0.68
	Lead	0.45
	Total	100.00%
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Brent Crude Oil	15.88%
	WTI Crude Oil	15.02
	Gold	9.16
	Gas Oil	8.50
	Heating Oil	4.95
	RBOB Gasoline	4.03
	Live Cattle	3.45
	Soybean	3.36
	Corn	3.34
	Aluminium	3.33
	Copper	2.94
	Copper Comex	2.84
	Lean Hogs	2.52
	Natural Gas	2.51
	Silver	2.03
	Wheat	1.72
	Soybean Oil	1.67
	CME Feeder Cattle	1.62
	Cotton No. 2	1.45
	KC Wheat	1.43
	Nickel	1.36
	Sugar	1.29
	Soybean Meal	1.17
	Coffee ’C’	1.17
	Cocoa	1.11
	Zinc	1.03
	Platinum	0.67
	Lead	0.45
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Brent Crude Oil	15.92%
	WTI Crude Oil	15.05
	Gold	9.25
	Gas Oil	8.41
	Heating Oil	4.97
	RBOB Gasoline	4.02
	CME Feeder Cattle	3.41
	Soybean	3.36
	Aluminium	3.35
	Corn	3.34
	Copper LME	2.94
	Copper	2.83
	Lean Hogs	2.54
	Natural Gas	2.50
	Silver	2.05
	Wheat	1.72
	Soybean Oil	1.67
	CME Feeder Cattle	1.60
	KC Wheat	1.44
	Cotton No. 2	1.44
	Nickel	1.35
	Sugar	1.28
	Soybean Meal	1.17
	Coffee ’C’	1.13
	Cocoa	1.10
	Zinc	1.03
	Platinum	0.68
	Lead	0.45
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026, for Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF. As of July 31, 2026, all of the securities in Invesco Agriculture Commodity Strategy No K-1 ETF and Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF were valued based on Level 1 inputs (see the Consolidated Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$5,768,416,303	$-	$-	$5,768,416,303
Other Investments - Assets*
Futures Contracts	63,906,573	-	-	63,906,573
Swap Agreements	-	444,182,871	-	444,182,871
	63,906,573	444,182,871	-	508,089,444
Other Investments - Liabilities*
Futures Contracts	(26,634,144)	-	-	(26,634,144)
Total Other Investments	37,272,429	444,182,871	-	481,455,300
Total Investments	$5,805,688,732	$444,182,871	$-	$6,249,871,603

*	Unrealized appreciation (depreciation).